Changes in Goodwill (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Opening balance	$ 1,337,122	$ 1,069,408	$ 1,038,346
Goodwill relating to acquisitions consummated during the period		229,745	51,535
Goodwill relating to divestitures during the period			(2,226)
Impact of measurement period adjustments	(83)	(106)	(59)
Effect of exchange rate fluctuations	12	38,075	(18,188)
Closing balance	$ 1,337,051	$ 1,337,122	$ 1,069,408